Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$152,197	$156,130	$155,865
Assumed - non-affiliate	849	889	955
Ceded
Affiliate	(35,904)	(31,505)	(30,797)
Non-affiliate	(23,417)	(26,863)	(28,873)

Premiums and contract charges, net of reinsurance	$93,725	$98,651	$97,150

Schedule of Effects of Reinsurance on Contract Benefits

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$196,463	$207,769	$207,433
Assumed - non-affiliate	709	682	877
Ceded
Affiliate	(4,865)	(6,570)	(6,079)
Non-affiliate	(11,393)	(17,715)	(19,445)

Contract benefits, net of reinsurance	$180,914	$184,166	$182,786

Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds

The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$150,355	$161,283	$176,523
Assumed - non-affiliate	17	19	19
Ceded
Non-affiliate	(6,032)	(6,855)	(8,457)

Interest credited to contractholder funds, net of reinsurance	$144,340	$154,447	$168,085